Note 6 - Leases	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
6.	Leases

The Company has operating leases for corporate offices, copiers, and certain equipment. Its leases have remaining lease terms of 1 year to 10 years, some of which may include options to extend the leases for up to 10 years, and some of which may include options to terminate the leases within 1 year. The Company evaluates renewal terms on a lease by lease basis to determine if the renewal is reasonably certain. The amount of operating lease expense recorded in the statement of earnings for the twelve months ended December 31, 2021 was $44,012 (2020 - $37,788).

Other information related to leases was as follows (in thousands, except lease term and discount rate):

Supplemental Cash Flows Information, twelve months ended December 31	2021

Cash paid for amounts included in the measurement of operating lease liabilities	$42,902
Right-of-use assets obtained in exchange for operating lease obligation	$46,985

Weighted Average Remaining Operating Lease Term (years)	5
Weighted Average Discount Rate	3.3%

Future minimum operating lease payments under non-cancellable leases as of December 31, 2021 were as follows:

2022	$52,322
2023	40,607
2024	30,417
2025	21,730
2026	15,559
Thereafter	22,828
Total future minimum lease payments	183,463
Less imputed interest	(13,079)
Total	170,384